Investment Properties (Details) - Schedule of investment properties - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		$ 20,012	$ 25,712
Additions		23	74
Sale of investment properties		(432)	(3,739)
Fair value adjustment		(815)	(2,007)
Foreign currency adjustment			(28)
Ending balance		18,788	20,012
Commercial building [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance		18,168	20,063
Additions		23	32
Sale of investment properties
Fair value adjustment		(815)	(1,899)
Foreign currency adjustment			(28)
Ending balance		17,376	18,168
Lands [Member]
Investment Properties (Details) - Schedule of investment properties [Line Items]
Opening balance	[1]	1,844	5,649
Additions	[1]		42
Sale of investment properties	[1]	(432)	(3,739)
Fair value adjustment	[1]		(108)
Foreign currency adjustment	[1]
Ending balance	[1]	$ 1,412	$ 1,844

[1]	Lands amounting to USD 1,412 thousand as at 30 June 2021 (31 December 2020: USD 1,844 thousand) are registered in the name of a former Director. The Group has obtained a proxy and has full control over these investment properties (note 14).